JPMorgan International Growth ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.6%
Australia — 0.7%
Goodman Group, REIT	35,843	799,305
Brazil — 1.2%
MercadoLibre, Inc. *	356	684,299
NU Holdings Ltd., Class A *	57,702	763,975
		1,448,274
Canada — 5.9%
Alimentation Couche-Tard, Inc.	34,942	1,845,253
Canadian Pacific Kansas City Ltd.	40,969	3,255,871
Intact Financial Corp.	6,985	1,240,705
Shopify, Inc., Class A *	7,384	861,733
		7,203,562
China — 6.1%
Fuyao Glass Industry Group Co. Ltd., Class H (a)	132,400	892,080
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,400	937,861
Tencent Holdings Ltd.	78,800	4,146,079
Yum China Holdings, Inc.	31,750	1,448,023
		7,424,043
Denmark — 2.0%
Coloplast A/S, Class B	3,807	438,443
Novo Nordisk A/S, Class B	23,041	1,945,229
		2,383,672
France — 8.8%
Air Liquide SA	17,992	3,142,875
Hermes International SCA	133	374,084
Legrand SA	13,768	1,403,686
LVMH Moet Hennessy Louis Vuitton SE	2,488	1,819,735
Safran SA	15,645	3,878,339
		10,618,719
Germany — 2.6%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,490	1,349,660
SAP SE	6,655	1,833,947
		3,183,607
Hong Kong — 1.3%
Hong Kong Exchanges & Clearing Ltd.	41,300	1,616,469
India — 2.2%
Bajaj Finance Ltd.	8,259	748,870
Cholamandalam Investment and Finance Co. Ltd.	36,364	537,510
Computer Age Management Services Ltd.	12,007	496,721
UltraTech Cement Ltd.	6,214	821,746
		2,604,847
Indonesia — 1.1%
Bank Central Asia Tbk. PT	2,321,400	1,341,026

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — 0.9%
Ryanair Holdings plc, ADR	24,109	1,125,649
Japan — 16.5%
Advantest Corp.	17,300	956,468
Azbil Corp.	95,500	719,373
Hamamatsu Photonics KK	36,400	449,231
Hitachi Ltd.	78,900	1,983,581
Hoya Corp.	12,300	1,651,717
IHI Corp.	10,800	646,145
Keyence Corp.	4,900	2,110,473
Otsuka Corp.	42,800	964,914
Rakuten Bank Ltd. *	49,200	1,510,264
Recruit Holdings Co. Ltd.	42,600	2,973,148
Sony Group Corp.	167,000	3,685,580
Terumo Corp.	80,800	1,516,932
Tokio Marine Holdings, Inc.	27,000	890,551
		20,058,377
Mexico — 0.9%
Wal-Mart de Mexico SAB de CV	402,903	1,049,547
Netherlands — 5.0%
Adyen NV * (a)	432	697,298
Argenx SE *	1,330	877,983
ASML Holding NV	3,531	2,612,103
Heineken NV	11,247	781,415
Wolters Kluwer NV	5,790	1,051,823
		6,020,622
Saudi Arabia — 1.4%
Al Rajhi Bank	64,447	1,699,735
Singapore — 1.3%
DBS Group Holdings Ltd.	47,050	1,540,037
South Korea — 0.9%
SK Hynix, Inc.	8,154	1,097,770
Spain — 2.0%
Indra Sistemas SA	33,894	649,619
Industria de Diseno Textil SA	32,978	1,790,066
		2,439,685
Sweden — 2.4%
Atlas Copco AB, Class A	113,023	1,888,136
Volvo AB, Class B	37,431	1,031,352
		2,919,488
Switzerland — 3.6%
Cie Financiere Richemont SA (Registered)	15,391	2,975,368
Lonza Group AG (Registered)	2,208	1,400,076
		4,375,444

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — 7.9%
Quanta Computer, Inc.	90,000	713,532
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,827	3,312,908
Taiwan Semiconductor Manufacturing Co. Ltd.	168,000	5,606,681
		9,633,121
United Kingdom — 14.7%
3i Group plc	59,954	2,880,392
Compass Group plc	47,596	1,639,891
Diageo plc	49,823	1,484,249
InterContinental Hotels Group plc	20,126	2,683,629
London Stock Exchange Group plc	19,546	2,908,602
Next plc	4,999	614,426
RELX plc	57,152	2,837,756
Sage Group plc (The)	92,447	1,536,423
SSE plc	64,238	1,294,109
		17,879,477
United States — 7.2%
Ferrovial SE	32,083	1,369,408
Haleon plc	223,932	1,043,795
James Hardie Industries plc, CHDI *	34,636	1,164,154
Las Vegas Sands Corp.	28,399	1,301,526
Linde plc	4,607	2,045,509
Schneider Electric SE	7,047	1,787,294
		8,711,686
Total Common Stocks (Cost $98,120,842)		117,174,162
Short-Term Investments — 3.3%
Investment Companies — 3.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (b) (c) (Cost $3,997,776)	3,996,673	3,998,271
Total Investments — 99.9% (Cost $102,118,618)		121,172,433
Other Assets in Excess of Liabilities — 0.1%		148,685
NET ASSETS — 100.0%		121,321,118

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	11.2%
Capital Markets	6.1
Professional Services	6.1
Hotels, Restaurants & Leisure	5.8
Banks	5.7
Chemicals	4.3
Textiles, Apparel & Luxury Goods	4.3
Health Care Equipment & Supplies	3.7
Interactive Media & Services	3.4
Aerospace & Defense	3.2
Household Durables	3.0
Machinery	2.9
Insurance	2.9
Software	2.8
Electronic Equipment, Instruments & Components	2.7
Ground Transportation	2.7
Electrical Equipment	2.6
Consumer Staples Distribution & Retail	2.4
IT Services	2.0
Beverages	1.9
Construction Materials	1.6
Industrial Conglomerates	1.6
Pharmaceuticals	1.6
Specialty Retail	1.5
Life Sciences Tools & Services	1.2
Construction & Engineering	1.1
Broadline Retail	1.1
Electric Utilities	1.1
Consumer Finance	1.1
Others (each less than 1.0%)	5.1
Short-Term Investments	3.3
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
IFSC NIFTY 50 Index	49	02/27/2025	USD	2,304,127	25,365

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Abbreviations
IFSC	International Financial Service Centre
USD	United States Dollar

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$799,305	$—	$799,305
Brazil	1,448,274	—	—	1,448,274
Canada	7,203,562	—	—	7,203,562
China	892,080	6,531,963	—	7,424,043
Denmark	—	2,383,672	—	2,383,672
France	—	10,618,719	—	10,618,719

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$3,183,607	$—	$3,183,607
Hong Kong	—	1,616,469	—	1,616,469
India	—	2,604,847	—	2,604,847
Indonesia	—	1,341,026	—	1,341,026
Italy	1,125,649	—	—	1,125,649
Japan	—	20,058,377	—	20,058,377
Mexico	1,049,547	—	—	1,049,547
Netherlands	—	6,020,622	—	6,020,622
Saudi Arabia	—	1,699,735	—	1,699,735
Singapore	—	1,540,037	—	1,540,037
South Korea	—	1,097,770	—	1,097,770
Spain	—	2,439,685	—	2,439,685
Sweden	—	2,919,488	—	2,919,488
Switzerland	—	4,375,444	—	4,375,444
Taiwan	3,312,908	6,320,213	—	9,633,121
United Kingdom	—	17,879,477	—	17,879,477
United States	1,301,526	7,410,160	—	8,711,686
Total Common Stocks	16,333,546	100,840,616	—	117,174,162
Short-Term Investments
Investment Companies	3,998,271	—	—	3,998,271
Total Investments in Securities	$20,331,817	$100,840,616	$—	$121,172,433
Appreciation in Other Financial Instruments
Futures Contracts	25,365	—	—	25,365
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$4,281,365	$9,783,330	$10,066,206	$39	$(257)	$3,998,271	3,996,673	$44,668	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.